COMMON STOCK AND DIVIDENDS, Acquisition of treasury shares (Details) - ARS ($) $ in Thousands	Dec. 31, 2020	Aug. 21, 2020	Mar. 06, 2020	Dec. 31, 2019	Nov. 13, 2019
Acquisition of treasury shares [Abstract]
Maximum amount invested for shares repurchase program		$ 3,000,000	$ 2,500,000
Acquisition cost of treasury shares	$ 3,715,523			$ 994,866
Trading premium on treasury shares	1,077,841			1,077,841
Treasury Shares [Member]
Acquisition of treasury shares [Abstract]
Acquisition cost of treasury shares	3,715,523			994,866	$ 5,507,893
Trading premium on treasury shares	$ 1,077,841			$ 1,077,841